UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22616

GL Beyond Income

(Exact name of registrant as specified in charter)

Gemini Fund Services, LLC,  450 Wireless Blvd.  Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC, 450 Wireless Blvd.  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 10/31/12

Item 1.  Schedule of Investments.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
	October 31, 2012
Principal ($)		Coupon (%) +	Maturity	Value
	CONSUMER LOANS - 104.11% #^
	DENTISTRY - 13.67%
14,053	Loan 003979204LE01	9.24%	6/1/2026	$ 11,945
12,021	Loan 004370884LE01	9.24%	6/3/2026	10,217
22,824	Loan 044863227LE02	9.24%	10/18/2025	19,401
20,661	Loan 062570894LE02	10.99%	1/1/2025	17,562
15,110	Loan 072959867LE01	9.24%	11/1/2024	12,844
21,246	Loan 085073207LE02	9.24%	6/1/2025	18,059
22,187	Loan 093870014LE02	11.22%	11/21/2026	22,187
10,326	Loan 121274404LE01	9.24%	12/28/2025	8,777
19,213	Loan 137783824LE01	9.24%	12/2/2024	16,331
22,115	Loan 150194976LE02	9.24%	12/1/2025	18,798
9,954	Loan 156888414LE01	9.24%	11/9/2024	8,461
19,213	Loan 157774084LE02	5.24%	12/13/2025	19,213
19,984	Loan 186270814LE02	10.99%	12/15/2024	16,987
25,015	Loan 282954094LE02	9.24%	1/1/2027	23,765
17,340	Loan 300986184LE01	9.24%	11/2/2024	14,739
6,361	Loan 330313715LE01	9.24%	11/9/2024	5,407
10,836	Loan 420967164LE01	9.24%	5/5/2025	9,210
25,512	Loan 440383944LE02	9.24%	1/1/2027	25,512
12,898	Loan 481458309LE02	9.24%	1/1/2027	10,963
3,132	Loan 529626376LE01	9.24%	11/9/2024	2,976
14,225	Loan 530024944LE02	11.24%	11/2/2025	12,091
22,640	Loan 537192885LE02	11.24%	11/9/2025	19,244
26,472	Loan 604072884LE02	9.24%	5/18/2026	22,501
6,550	Loan 620684916LE01	9.24%	2/13/2027	5,567
26,687	Loan 621771109LE02	9.24%	12/20/2026	26,687
20,009	Loan 678659674LE02	8.99%	12/27/2024	17,007
19,049	Loan 711489354LE01	9.24%	1/1/2027	16,191
12,922	Loan 729565124LE01	9.24%	2/26/2027	10,984
25,233	Loan 798169844LE02	11.24%	9/1/2026	21,448
5,072	Loan 800205355LE01	9.24%	1/3/2026	4,311
13,241	Loan 831836465LE01	9.24%	10/23/2025	11,255
19,379	Loan 868259224LE02	8.99%	12/2/2024	16,472
14,959	Loan 948478634LE01	9.24%	11/17/2024	12,715
1,099	Loan 952264845LE01	9.24%	12/1/2024	1,044
24,620	Loan 982400789LE01	9.24%	7/1/2024	20,927
6,055	Loan 987550864LE01	9.24%	12/2/2024	5,752
22,759	Loan 999475597LE02	9.24%	11/2/2025	19,345
				536,897

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2012
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 5.23%
3,744	Loan 12045346LE02	9.24%	11/7/2024	$ 3,557
17,513	Loan 122744116LE02	13.24%	9/18/2025	14,886
19,219	Loan 125173284LE02	13.24%	12/17/2024	16,336
17,243	Loan 130634274LE02	13.24%	5/19/2025	14,656
10,090	Loan 196499593LE01	12.24%	11/2/2024	8,576
22,288	Loan 217490835LE02	12.24%	9/3/2025	18,945
18,071	Loan 245578657LE02	12.24%	9/11/2025	15,360
16,847	Loan 308769214LE02	13.24%	11/16/2024	14,320
14,972	Loan 332943776LE01	10.99%	11/10/2024	12,726
7,143	Loan 382043949lE01	12.99%	11/5/2024	6,072
7,289	Loan 682474874LE01	13.24%	11/5/2024	6,196
6,701	Loan 686267607LE01	10.24%	2/25/2025	5,696
11,690	Loan 722036245LE01	12.99%	11/16/2024	9,937
12,307	Loan 731549225LE01	13.24%	11/17/2024	10,461
22,194	Loan 832975727LE02	13.24%	4/17/2026	18,865
12,378	Loan 86145376LE01	13.24%	8/16/2025	10,521
21,423	Loan 991421264LE02	13.24%	9/16/2012	18,210
				205,321
	MEDICINE - ALLOPATHIC - 64.44%
19,464	Loan 000024012CC01	10.07%	9/25/2017	19,464
24,677	Loan 000168246CC01	10.35%	9/18/2017	24,677
13,867	Loan 000171472CC01	12.78%	9/25/2017	13,867
12,332	Loan 00017785CC01	9.22%	10/23/2017	12,332
6,413	Loan 0001940600CC01	12.00%	9/18/2017	6,413
21,222	Loan 0001940600CC01	12.00%	9/25/2017	21,222
5,925	Loan 0001940600CC01	11.49%	9/11/2017	5,925
5,115	Loan 012576526LE01	8.24%	11/15/2025	4,859
20,399	Loan 013361528LE01	10.24%	1/3/2026	17,339
10,689	Loan 013409188LE02	10.24%	12/13/2026	9,086
15,389	Loan 020653274LE02	8.22%	12/23/2026	15,389
26,835	Loan 024070024LE01	10.24%	7/2/2026	26,835
28,332	Loan 024962729LE02	10.24%	11/5/2026	28,332
22,173	Loan 043931568LE02	10.24%	12/5/2025	18,847
23,528	Loan 045677885LE01	8.24%	11/3/2026	19,999
26,063	Loan 051665215LE01	8.24%	11/8/2026	22,153
8,267	Loan 052733989LE01	8.24%	11/27/2024	8,267
20,422	Loan 061881914LE01	8.24%	12/1/2025	20,422
5,403	Loan 062776644LE02	10.24%	6/2/2026	5,403
6,987	Loan 077904856LE01	8.24%	11/21/2025	5,939
9,822	Loan 078181054LE01	8.24%	12/6/2024	8,349
24,466	Loan 080025736LE01	8.24%	11/7/2026	20,796

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2012
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - ALLOPATHIC - 64.44% (Continued)
19,447	Loan 081428747LE01	8.24%	1/1/2027	$ 19,447
26,317	Loan 082355267LE01	8.24%	11/8/2025	22,369
13,124	Loan 082779624LE02	8.24%	11/22/2025	13,124
25,754	Loan 093776113LE01	8.22%	4/1/2026	25,754
11,462	Loan 093936308LE01	8.24%	5/17/2026	11,462
22,619	Loan 100605936LE01	8.24%	12/16/2025	19,226
26,325	Loan 101977464LE01	8.24%	6/1/2027	25,009
25,568	Loan 103390577LE01	8.24%	12/13/2025	21,733
24,539	Loan 110604766LE01	8.22%	11/21/2026	24,539
15,988	Loan 112347716LE01	8.24%	11/15/2025	13,590
12,416	Loan 112415399LE01	8.24%	11/11/2025	12,416
25,248	Loan 117588824LE01	8.24%	12/6/2026	25,248
20,479	Loan 118466064LE02	8.24%	4/1/2026	17,407
22,187	Loan 122275834LE01	8.24%	11/21/2026	22,187
19,842	Loan 122654607LE01	8.24%	11/10/2024	16,866
19,151	Loan 130010796LE01	10.22%	11/21/2026	19,151
6,792	Loan 146199495LE01	5.24%	12/1/2025	6,792
19,911	Loan 154262475LE01	7.99%	12/27/2024	16,925
8,038	Loan 157888874lE01	8.24%	12/13/2024	6,672
10,530	Loan 158183204LE02	8.24%	11/10/2026	10,530
18,248	Loan 160788127LE01	8.24%	11/1/2025	17,336
24,598	Loan 163518528LE01	8.24%	11/6/2026	20,908
17,797	Loan 164565025LE02	8.24%	11/10/2026	17,797
25,331	Loan 166661885LE01	8.24%	6/24/2026	21,532
11,158	Loan 170403946LE02	10.24%	11/21/2025	9,484
13,253	Loan 184568655LE02	8.24%	12/2/2026	13,253
962	Loan 188283894LE02	8.24%	1/1/2026	914
23,502	Loan 193664885LE02	8.22%	12/16/2026	23,502
24,946	Loan 193893397LE01	8.22%	11/22/2026	24,946
26,728	Loan 197880824LE01	10.24%	6/28/2026	22,719
22,000	Loan 208698875LE01	8.24%	11/9/2026	22,000
24,783	Loan 213753074LE01	8.22%	10/26/2025	24,783
4,454	Loan 220441087lE02	8.24%	11/21/2025	3,786
26,254	Loan 230189374LE01	8.24%	6/1/2025	22,316
4,316	Loan 240018796LE01	10.24%	11/23/2025	4,316
24,706	Loan 244942017LE01	8.24%	11/10/2024	24,706
12,334	Loan 245185578LE02	8.24%	12/13/2025	11,717
21,000	Loan 261342389LE02	8.24%	11/9/2025	19,950
6,326	Loan 261400367lE01	8.24%	12/14/2025	5,377

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2012
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - ALLOPATHIC - 64.44% (Continued)
20,209	Loan 277331676LE01	8.22%	12/1/2026	$ 20,209
24,823	Loan 278088074LE02	8.24%	12/12/2025	21,099
18,657	Loan 290019716LE01	8.24%	11/21/2026	18,657
13,745	Loan 304848075LE01	8.22%	2/15/2027	13,745
13,578	Loan 304848075LE01	8.22%	2/15/2027	13,578
8,434	Loan 317171217LE01	8.24%	5/6/2027	8,012
6,333	Loan 346529094LE01	8.24%	11/16/2024	6,016
12,947	Loan 347496434LE01	8.24%	11/9/2025	12,299
25,447	Loan 348985874LE02	10.24%	12/11/2026	21,630
22,454	Loan 350412395LE01	8.24%	11/5/2026	22,454
21,468	Loan 350787166LE02	8.24%	12/1/2025	18,248
5,157	Loan 356098333LE01	8.24%	11/21/2025	4,900
17,764	Loan 358172743LE01	10.24%	11/13/2025	15,100
8,775	Loan 361463716LE01	8.24%	12/12/2025	8,161
12,977	Loan 373270425LE01	8.24%	11/15/2025	12,068
24,069	Loan 389281724LE01	10.24%	12/16/2025	20,458
6,371	Loan 390788106LE02	8.24%	6/1/2026	6,371
19,443	Loan 392346776LE02	8.24%	3/12/2027	16,526
26,985	Loan 400406355LE01	10.24%	11/8/2026	26,985
13,144	Loan 407192753LE01	8.24%	11/9/2025	12,486
24,922	Loan 411002317LE01	8.24%	11/9/2026	24,922
19,808	Loan 421007195LE01	8.24%	11/15/2026	16,836
21,910	Loan 422762706LE01	8.24%	11/11/2026	21,910
16,524	Loan 424082169LE02	8.24%	11/10/2025	14,046
1,473	Loan 446373637LE02	8.24%	11/17/2024	1,252
18,754	Loan 448966864LE02	10.24%	11/18/2026	15,941
21,546	Loan 449331526LE02	8.24%	11/22/2025	18,315
26,140	Loan 449494564LE01	8.24%	12/1/2026	26,140
19,499	Loan 450730675LE01	7.99%	12/27/2024	16,574
25,197	Loan 460749625LE02	8.24%	4/1/2026	21,418
27,026	Loan 478671703LE01	10.24%	12/2/2026	27,026
5,552	Loan 492946576LE01	8.24%	11/22/2025	4,719
6,939	Loan 497897245LE01	7.99%	12/14/2024	5,899
19,087	Loan 500832625LE01	8.24%	12/1/2026	19,087
14,315	Loan 519537596LE01	8.24%	11/9/2024	12,168
10,875	Loan 521413767LE01	8.24%	12/14/2025	10,331
14,319	Loan 521546404LE01	7.99%	11/16/2024	13,603
20,063	Loan 529275423LE01	8.24%	11/21/2025	20,063
25,691	Loan 529929316LE01	10.24%	11/8/2026	21,837
10,090	Loan 534572004LE02	8.24%	12/22/2026	8,577

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2012
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - ALLOPATHIC - 64.44% (Continued)
26,648	Loan 546592425LE01	8.24%	6/1/2026	$ 22,650
18,691	Loan 546959434LE01	8.24%	11/9/2026	18,691
8,679	Loan 549494023LE01	8.24%	12/11/2025	8,245
18,144	Loan 550317526LE01	8.24%	11/8/2025	15,422
22,976	Loan 554388245LE01	8.24%	7/1/2026	19,530
2,791	Loan 564064065LE01	8.24%	12/1/2024	2,651
27,977	Loan 582941464LE01	10.24%	6/1/2026	23,780
11,102	Loan 612849264LE02	8.24%	1/3/2026	10,547
6,902	Loan 613172884LE01	7.99%	12/5/2024	5,867
26,761	Loan 621186924LE01	8.24%	6/1/2026	26,761
25,954	Loan 630165548LE01	8.24%	11/2/2024	25,954
13,980	Loan 633542024LE01	10.24%	11/9/2025	13,980
20,034	Loan 648191023LE01	10.24%	11/15/2025	17,029
18,941	Loan 653944827LE01	8.24%	11/3/2025	16,100
21,297	Loan 660990506LE02	8.24%	12/1/2025	18,102
19,344	Loan 667674044LE01	5.24%	11/28/2025	19,344
26,730	Loan 681914716LE01	8.24%	6/1/2026	22,720
22,788	Loan 681987356LE01	8.24%	7/1/2026	19,370
19,772	Loan 683177149LE02	10.24%	11/11/2025	19,772
26,383	Loan 686868827LE01	8.24%	7/1/2026	22,426
26,336	Loan 692970556LE01	8.24%	6/27/2026	25,019
12,838	Loan 694158827LE02	8.24%	12/18/2026	12,838
12,654	Loan 696691573LE01	7.99%	11/14/2024	12,021
20,652	Loan 697999805LE01	8.24%	11/11/2025	17,554
11,776	Loan 709130576LE03	7.99%	11/9/2024	10,009
10,588	Loan 713136369LE02	8.24%	12/20/2024	10,588
16,290	Loan 729123506LE02	8.24%	11/9/2024	13,847
21,137	Loan 733576654LE01	8.24%	11/21/2026	21,137
7,987	Loan 743689348LE01	10.24%	12/14/2025	6,789
25,713	Loan 747486037LE01	8.24%	6/22/2026	21,856
6,607	Loan 751931366LE02	8.24%	6/1/2027	6,277
25,717	Loan 753769368LE01	8.24%	11/12/2026	25,717
24,810	Loan 761748265LE01	5.99%	7/2/2027	23,569
26,499	Loan 767581467LE01	8.24%	7/1/2026	22,524
4,613	Loan 771607929LE02	8.24%	12/1/2024	4,383
4,139	Loan 773691168LE02	8.24%	12/27/2024	3,932
11,220	Loan 788693684LE02	10.24%	11/10/2025	9,537
10,492	Loan 792801517LE02	10.24%	12/1/2026	10,492
26,314	Loan 802190753LE01	8.24%	11/7/2025	24,998

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2012
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - ALLOPATHIC - 64.44% (Continued)
7,191	Loan 812033126LE01	8.24%	12/6/2024	$ 6,112
9,746	Loan 819959584LE01	7.99%	12/6/2024	9,259
14,826	Loan 832499953LE01	8.24%	11/21/2025	14,085
10,744	Loan 832966556LE01	8.24%	12/12/2025	9,133
16,312	Loan 847750004LE01	8.24%	12/5/2025	13,865
24,953	Loan 852850546LE01	8.24%	11/15/2026	24,953
25,411	Loan 855469687LE01	8.24%	11/18/2026	25,411
2,138	Loan 86003375LE01	8.24%	5/25/2025	1,817
17,035	Loan 868127815LE02	8.24%	11/22/2025	14,480
26,219	Loan 877873733LE01	8.24%	7/27/2027	24,908
15,469	Loan 881386956LE01	10.24%	11/11/2024	12,840
17,098	Loan 883249455LE01	8.24%	12/1/2024	14,533
12,813	Loan 891986118LE02	8.24%	11/17/2025	12,813
19,085	Loan 939022396LE01	8.24%	11/8/2026	19,085
16,196	Loan 951757568LE01	8.24%	11/17/2025	15,386
10,163	Loan 959724195LE02	8.24%	6/1/2027	9,655
20,957	Loan 967177193LE01	8.24%	12/12/2025	19,909
9,936	Loan 978072215LE01	8.24%	11/22/2024	8,446
26,237	Loan 993762005LE01	8.24%	6/1/2026	22,301
2,297	Loan 994684157LE01	7.99%	12/1/2024	1,952
				2,530,340
	MEDICINE - OSTEOPATHIC - 13.28%
30,000	Loan 000096142CC01	10.00%	10/9/2017	30,000
10,058	Loan 000161645CC01	15.00%	9/11/2017	10,058
15,463	Loan 000166476CC01	12.33%	9/18/2017	15,463
12,774	Loan 000178890CC01	13.43%	10/9/2017	12,774
6,427	Loan 000193323CC01	15.22%	10/9/2017	6,427
11,783	Loan 000194608CC01	12.00%	10/16/2017	11,783
20,980	Loan 000727124LE01	10.24%	11/7/2026	20,980
7,090	Loan 011653465LE02	8.24%	11/18/2026	6,027
11,826	Loan 089138746LE01	8.24%	11/9/2024	10,052
13,123	Loan 124974047LE02	8.24%	12/2/2026	11,154
13,907	Loan 126672264LE01	10.24%	1/2/2027	13,907
26,500	Loan 126966267LE01	8.24%	5/21/2026	26,500
24,125	Loan 270398526LE02	8.24%	11/28/2025	20,506
26,514	Loan 299174833LE02	10.24%	11/16/2026	22,537
9,814	Loan 343448329LE02	7.99%	11/17/2024	8,342
10,736	Loan 383379607lE02	8.24%	11/9/2025	9,126
19,531	Loan 390416946LE01	7.99%	11/9/2024	16,601
21,066	Loan 399681526LE02	8.24%	11/10/2025	17,906
14,861	Loan 489425376LE01	7.99%	11/9/2024	12,632

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2012
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - OSTEOPATHIC - 13.28% (Continued)
12,582	Loan 520836906LE02	8.24%	11/10/2026	$ 12,582
28,378	Loan 527587733LE01	10.24%	6/2/2026	24,121
28,007	Loan 549194104LE02	10.24%	6/1/2026	23,806
5,166	Loan 631711737LE02	8.24%	2/28/2026	4,391
26,224	Loan 639626516LE01	8.24%	5/27/2026	22,290
12,250	Loan 660307385LE02	8.24%	11/18/2026	10,412
10,322	Loan 710822526LE02	8.24%	11/10/2026	8,774
9,307	Loan 713293599LE02	10.24%	1/21/2027	9,307
9,898	Loan 751909185LE03	7.99%	11/17/2024	8,413
26,268	Loan 767463667LE01	8.24%	12/1/2026	24,954
11,637	Loan 820286314LE02	8.24%	10/25/2024	11,055
27,452	Loan 852924108LE01	8.24%	12/24/2025	27,452
12,216	Loan 891308757LE01	8.24%	12/3/2025	10,384
26,315	Loan 906101024LE01	8.24%	6/24/2027	24,999
6,761	Loan 964692523LE02	8.24%	6/1/2027	6,423
11,120	Loan 977855454LE02	10.24%	2/19/2026	9,452
				521,591
	MEDICINE - VETERINARY - 2.48%
25,000	Loan 000193375CC01	11.74%	10/2/2017	25,000
5,669	Loan 177782414LE02	9.24%	2/28/2026	4,819
19,202	Loan 486360655LE02	9.24%	11/12/2024	16,321
14,993	Loan 547368047LE01	11.24%	12/14/2025	12,744
9,986	Loan 574707784LE01	9.24%	7/22/2025	9,986
14,571	Loan 801513507LE01	9.24%	12/15/2024	12,385
15,475	Loan 817157424LE01	9.24%	5/24/2025	13,154
3,660	Loan 863249665LE02	9.24%	11/5/2024	3,111
				97,520
	OTHER - 3.55%
6,911	Loan 000012822CC01	11.00%	9/18/2017	6,911
9,246	Loan 071935187LE01	8.24%	12/1/2025	8,784
24,543	Loan 142171264LE01	8.24%	12/25/2026	24,543
21,298	Loan 444713664LE02	8.24%	11/25/2025	18,103
5,995	Loan 445979404LE01	8.24%	1/1/2026	5,695
18,544	Loan 734570084LE01	8.24%	12/26/2026	18,544
18,797	Loan 786190783LE01	8.24%	12/6/2026	18,797
10,025	Loan 868572295LE03	8.24%	9/1/2025	10,025
8,578	Loan 868572295LE03	8.22%	9/1/2025	8,578
20,283	Loan 92307159LE02	8.24%	4/1/2025	19,269
				139,247
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2012
Principal ($)		Coupon (%)+	Maturity	Value
	PHARMACY - 1.46%
57,170	Loan 000192777PL01	5.00%	10/9/2027	57,170

	TOTAL CONSUMER LOANS ( Cost - $4,117,114)			4,088,085

	TOTAL INVESTMENTS - 104.11% ( Cost - $4,117,114) (a)			$ 4,088,085
	OTHER ASSETS LESS LIABILITIES - (4.11)%			(161,448)
	NET ASSETS - 100.0%			$ 3,926,637

	+ Variable rate securities.
	# Market Value estimated using Fair Valuation Procedures adopted by the Board of Trustees.
	^ Illiquid securities. Total illiquid securities represents 104.11% of net assets as of October 31, 2012.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 7,764
			Unrealized depreciation:	(36,793)
			Net unrealized depreciation:	$ (29,029)

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund carries listed securities at market value and utilizes a proprietary model to value its unlisted securities.    Currently, the Fund invests exclusively in unlisted whole loans and carries them at cost, adjusted for individual security performance.   Because the Fund does not currently hold any fixed rate securities, payment delinquency is the primary driver of fair value with price adjustments made to reflect the likelihood of an individual security’s default.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2012

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2012 for the Fund's assets and liabilities measured at fair value:

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2012

Assets	Level 1	Level 2	Level 3	Total
Consumer Loans	$ -	$ -	$ 4,088,085	$ 4,088,085

There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

		Consumer Loans
Beginning Balance		$ -
Total realized gain (loss)		-
Appreciation (Depreciation)		(29,029)
Cost of Purchases		4,255,415
Proceeds from Paydowns		(138,301)
Accrued Interest		-
Net transfers in/out of level 3		-
Ending Balance		$ 4,088,085

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of certain, material Level 3 investments:

	Value	Valuation Technique(s)	Unobservable Input(s)#f/n1	Range of Unobserv-able Inputs	Weighted Ave of Unobservable Inputs
Consumer Loans	4,088,085	Delinquency Analysis & Peer Group Performance	Issuer Unemployment Rate	2.7%	2.7%
Closing Balance	4,088,085

A change to the unobservable input may result in a significant change to the value of the investment as follows:
Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Issuer Unemployment Rate	Decrease	Increase

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  GL Beyond Income

By (Signature and Title)

/s/Michael V. Tassone

        Michael V. Tassone, President

Date       12/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Michael V. Tassone

        Michael V. Tassone, President

Date      12/28/12

By (Signature and Title)

/s/Logan Snyder

       Logan Snyder, Treasurer

Date      12/28/12